PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of prepaid expenses and other current assets

As of December 31,
2022
Prepaid Expenses	16,077
Prepaid expenses and other current assets	16,077